Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Provisions
25.1	Environmental rehabilitation costs	289.6	281.5
25.2	Silicosis settlement costs	25.1	31.9
25.3	Other	4.8	7.9

	Total provisions	319.5	321.3

25.1	Environmental rehabilitation costs
	Balance at beginning of the year	281.5	283.1
	Changes in estimates – continuing operations[1]	23.2	(5.4)
	Changes in estimates – discontinued operations[1]	—	—
	Interest expense – continuing operations	11.7	12.1
	Interest expense – discontinued operations	—	0.2
	Payments	(9.6)	(8.1)
	Disposal of subsidiary	—	(12.9)
	Translation adjustment	(17.2)	12.5

	Balance at end of the year[2]	289.6	281.5

[1]

Changes in estimates are defined as changes in reserves and corresponding changes in life-of-mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates.

[2]

South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

•	Ghana – reclamation bonds underwritten by banks and restricted cash (refer note 18);

•	South Africa – contributions into environmental trust funds (refer note 18) and guarantees (refer note 34);

•	Australia – mine rehabilitation fund levy; and

•	Peru – bank guarantees.

Schedule of Assumption in Provision Calculation

The provision is calculated using the following gross closure cost estimates:
South Africa	41.8	41.8
Ghana	100.4	98.1
Australia	178.2	179.2
Peru	79.1	61.9
Chile	0.4	—

Total gross closure cost estimates	399.9	381.0

The provision is calculated using the following assumptions:	Inflation rate	Discount rate
2018
South Africa	5.5%	10.0%
Ghana	2.2%	10.3%
Australia	2.5%	2.3% – 2.5%
Peru	2.2%	4.2%
Chile	2.2%	3.6%

2017
South Africa	5.5%	9.8%
Ghana	2.2%	9.2% – 9.3%
Australia	2.5%	2.6% – 2.9%
Peru	2.2%	3.8%

Summary of Silicosis Settlement Costs

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
25.	PROVISIONS (continued)
25.2	Silicosis settlement costs[1]
	Balance at beginning of the year	31.9	—
	Changes in estimates	(4.5)	30.2
	Unwinding of provision recognised as finance expense	2.0	0.9
	Translation	(4.3)	0.8

	Balance at end of the year	25.1	31.9

[1]

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”)).

A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.

This matter was previously disclosed as a contingent liability as the amount could not be estimated reliably. As a result of the ongoing work of the Working Group and engagements with affected stakeholders since 31 December 2016, Gold Fields was able to reliably estimate its share in the estimated cost in relation to the Working Group of a possible settlement of the class action claims and related costs during 2017. As a result, Gold Fields provided an amount of US$25.1 million (R367.8 million) (2017: US$31.9 million (R401.6 million)) for this obligation in the statement of financial position at 31 December 2018. The nominal amount of this provision is US$34.7 million (R507.0 million). Gold Fields believes that this remains a reasonable estimate of its share of the settlement of the class action claims and related costs.

The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up rates and disease progression rates. A discount rate of 8.74% (2017: 8.24%) was used, based on government bonds with similar terms to the anticipated settlements.

Refer note 35 for further details.